Credit Risk - Summary of Business Banking by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 207,287	£ 201,289
Loss allowances	785	751
Stage 3 undrawn exposures	310,155	305,464
Stage 1 [member]
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	295,436	290,882
Stage 2 [member]
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	12,351	12,011
Stage 3 [member]
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	2,368	2,571
Credit risk [member]
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	94,200	95,200
Credit risk [member] | Business Banking [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,845	1,802
Loss allowances	52	53
Gross write offs	24	15
Credit risk [member] | Business Banking [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,590	1,548
Credit risk [member] | Business Banking [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	177	165
Credit risk [member] | Business Banking [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 78	£ 89
Stage 3 ratio	4.28%	4.99%
Credit risk [member] | Business Banking [member] | Stage 3 [member] | Undrawn Exposures [Member]
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	£ 1